TEMPORARY EQUITY AND STOCKHOLDER'S DEFICIT (Details) - shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Reserved common stock (in shares)	8,394,360	9,780,704	6,873,931
Common Stock Issued From Convertible Notes [Member]
Class of Stock [Line Items]
Reserved common stock (in shares)		1,386,344	1,308,771
Common stock from options issued and outstanding [Member]
Class of Stock [Line Items]
Reserved common stock (in shares)	7,647,597	7,210,742	3,544,945
Common stock available for future grants [Member]
Class of Stock [Line Items]
Reserved common stock (in shares)	746,763	1,183,618	2,020,215